Notes Payable - LMFAO Note Payable - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Mar. 31, 2023	Dec. 31, 2022	Nov. 02, 2022	Sep. 09, 2022	Jul. 29, 2022	Jul. 28, 2022
Notes Payable [Line Items]
Debt instrument, face amount				$ 63	$ 268	$ 700
Debt instrument, interest rate				3.75%		15.00%
Note payable, balance due			$ 6,238	$ 8,830
Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount	$ 3,261
LMFAO Note Payable [Member]
Notes Payable [Line Items]
Debt instrument, face amount		$ 2,785					$ 1,035	$ 1,750
Debt instrument, maturity date		Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt		20.00%
Limit of gross cash proceeds exempt from repayment		$ 500
Note payable, balance due				2,785
Interest expense			43	35
Long-Term Debt, Gross			$ 1,758	$ 2,785
LMFAO Note Payable [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, maturity date	Jun. 15, 2024
LMFAO Note Payable [Member] | Minimum [Member]
Notes Payable [Line Items]
Debt instrument, interest rate		15.00%
LMFAO Note Payable [Member] | Maximum [Member]
Notes Payable [Line Items]
Debt instrument, interest rate		7.00%